PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6 .	PROPERTY AND EQUIPMENT
Property and equipment consisted of the followings:

	Year ended December 31,
	2018	2019
	RMB	RMB
Leasehold improvement	7,291	8,093
Motor vehicles	1,604	1,604
Electronic equipment	29,756	56,068
Office equipment & furniture	6,432	6,868
Software	1,182	1,342
Total costs	46,265	73,975
Less: accumulated depreciation and amortization	(17,254)	(34,891)

Property and equipment, net	29,011	39,084

For the years ended December 31,
2017,
2018 and 2019, depreciation expenses were
 RMB4,098,
RMB11,300 and RMB 17,710 respectively.